EQUITY COMPENSATION PLANS - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options
Assumptions
Weighted average grant date fair value of options granted at market prices (in dollars per share)	$ 40.30	$ 37.34	$ 30.34
Risk-free rate of return (as a percent)	1.60%	2.80%	2.20%
Expected life	6 years	6 years	6 years
Expected volatility (as a percent)	23.00%	22.50%	22.70%
Expected dividend yield (as a percent)	1.00%	1.20%	1.20%
Vesting period	3 years
Stock Options | Minimum
Assumptions
Yield curve of U.S. treasury rates	1 month
Stock Options | Maximum
Assumptions
Yield curve of U.S. treasury rates	10 years
PBRSU Awards
Assumptions
Period of requisite continued service	3 years
Common stock issuable for each vested stock award (in shares)	1
Vesting period	3 years
Restricted Stock Awards and Units | Minimum
Assumptions
Vesting period	12 months
Restricted Stock Awards and Units | Maximum
Assumptions
Vesting period	60 months